Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.20%)	3.53%	15.32%
Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	5.36%	4.24%	15.41%
No Load
Average Annual Return [Line Items]
Average Annual Return, Percent	6.41%	5.29%	16.48%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	5.88%	4.76%	16.01%
S&P500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%	12.78%	15.37%
S&P 500Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%	12.78%	15.37%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%	12.78%	15.37%